Fair Value of Financial Instruments and Fair Value Measurements - Schedule of Short-Term Investments, at Fair Value (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Short-Term Investments [Abstract]
Balance, beginning of period	$ 3,174,724	$ 4,140,880	$ 4,140,880
Purchase of short-term investments	33,972	52,793	175,543	$ 4,147,107
Sales at original cost	(905,353)	(150,389)
Net realized gain on short-term investments	2,922	234	(1,025)
Unrealized gains	8,285	32,331	8,646	(6,227)
Balance, end of period	$ 2,314,550	$ 4,075,849	$ 3,174,724	$ 4,140,880